Schedule of Estimated Annual Amortization for Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024
Capitalized Software Net And Other Intangible Assets Net
Estimated annual amortization, Remainder of fiscal year	$ 236
Estimated annual amortization, Year 1	473	90
Estimated annual amortization, Year 2	473	464
Estimated annual amortization, Year 3	473	464
Estimated annual amortization, Year 4	$ 473	464
Estimated annual amortization, Year 5		$ 464